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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Macquarie Fund Adviser, LLC
                 -------------------------------
   Address:      125 West 55th Street
                 -------------------------------
                 New York, NY 10019
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11525
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Butt
         ------------------------------------------------
Title:   President, Director and Chief Compliance Officer
         ------------------------------------------------
Phone:   212-231-1868
         ------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Richard C. Butt               New York, NY        11/12/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         14
                                        --------------------

Form 13F Information Table Value Total:      $689,784
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number     Name

      1       28-                      Macquarie Alternative Investment Limited
    ------       -----------------     ----------------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ -------- -------------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS  SOLE   SHARED    NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ -------- ------ -------- ---------
AMERIGAS PARTNERS L P      UNIT L P INT    030975106 $ 30,498   854,290  SHS         Shared-Other   1    373,853    44,006   436,431
DUNCAN ENERGY PARTNERS LP  COM UNITS       265026104 $  4,681   205,400  SHS         Shared-Other   1     91,520             113,880
ENBRIDGE ENERGY
 PARTNERS L P              COM             29250R106 $121,134 2,480,733  SHS         Shared-Other   1    610,950   902,297   967,486
ENERGY TRANSFER
 PRTNRS L P                UNIT LTD PARTN  29273R109 $124,019 2,538,778  SHS         Shared-Other   1    472,368   953,659 1,112,751
ENERGY TRANSFER
 EQUITY L P                COM UT LTD PTN  29273V100 $    480    14,000  SHS         Sole                 14,000
ENTERPRISE GP HLDGS L P    UNIT LP INT     293716106 $    538    14,200  SHS         Sole                 14,200
ENTERPRISE PRODS
 PARTNERS L                COM             293792107 $143,187 4,733,439  SHS         Shared-Other   1    962,089 1,987,863 1,783,487
EXELON CORP                COM             30161N101 $    528     7,000  SHS         Sole                  7,000
FIRSTENERGY CORP           COM             337932107 $    234     3,700  SHS         Sole                  3,700
KINDER MORGAN ENERGY
 PARTNER                   UT LTD PARTNER  494550106 $117,472 2,377,970  SHS         Shared-Other   1    586,000   803,150   988,820
MAGELLAN MIDSTREAM
 HLDGS LP                  COM LP INTS     55907R108 $    475    18,000  SHS         Sole                 18,000
MAGELLAN MIDSTREAM
 PRTNRS LP                 COM UNIT RP LP  559080106 $113,862 2,844,425  SHS         Shared-Other   1    691,464 1,066,854 1,086,107
NUSTAR ENERGY LP           UNIT COM        67058H102 $ 32,197   541,860  SHS         Shared-Other   1    110,994   200,299   230,567
TXU CORP                   COM             873168108 $    479     7,000  SHS         Sole                  7,000

                                           TOTALS:   $689,784 16,640,795                               3,963,138 5,958,128 6,719,529



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